GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Impairment of goodwill	$ 0	$ 0
Gross Carrying Amount	15,821	15,821
Accumulated Amortization	(7,295)	(3,565)
Net Carrying Amount	8,526	12,256
Developed technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,921	2,921
Accumulated Amortization	$ (2,921)	(1,879)
Net Carrying Amount		$ 1,042
Weighted Average Useful Life (Years)	0 years	8 months 12 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 7,400	$ 7,400
Accumulated Amortization	(2,622)	(990)
Net Carrying Amount	$ 4,778	$ 6,410
Weighted Average Useful Life (Years)	3 years 8 months 12 days	4 years 2 months 12 days
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 5,400	$ 5,400
Accumulated Amortization	(1,652)	(631)
Net Carrying Amount	$ 3,748	$ 4,769
Weighted Average Useful Life (Years)	3 years 8 months 12 days	4 years 8 months 12 days
Non-competition agreements
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 100	$ 100
Accumulated Amortization	$ (100)	(65)
Net Carrying Amount		$ 35
Weighted Average Useful Life (Years)	0 years	8 months 12 days